Long-term debt - Additional Information (Detail) - CAD ($) $ in Millions			12 Months Ended
	Jan. 17, 2022	Jan. 01, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2021
Disclosure of detailed information about borrowings [line items]
Repayment of senior notes			$ 0.0	$ 0.0
Percentage of long-term debt instruments exposed to changes in short-term interest rates			87.00%	87.00%
Letters of credit outstanding			$ 5.0	$ 7.7
Increase in the interest rate on notes payable			2.10%
Reduction in Undrawn Borrowing Capacity [Member] | Forecast [Member]
Disclosure of detailed information about borrowings [line items]
Available borrowing facilities					$ 35.0
Revolving Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Available borrowing facilities			$ 225.0
Non Revolving Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Available borrowing facilities			215.0
Syndicated credit facility [member]
Disclosure of detailed information about borrowings [line items]
Available borrowing facilities			$ 440.0
Syndicated credit facility [member] | Prospective Amendment To The Maturity And Revolving Date Syndicated Credit Facilities [Member]
Disclosure of detailed information about borrowings [line items]
Credit facilitites revolving date	Feb. 01, 2022
Credit facilities maturity	November 30, 2022
Revolving period reconfirmation date	Jan. 17, 2022
Syndicated credit facility [member] | Amendement Syndicated Credit Facilities Maturity Date And Revolving Date [Member]
Disclosure of detailed information about borrowings [line items]
Credit facilitites revolving date		May 31, 2022
Credit facilities maturity		November 30, 2022